Derivative financial instruments - Weighted average exchange rates of hedges (Details)	12 Months Ended
	Dec. 31, 2025 gBPPerUSD	Dec. 31, 2025 eURPerUSD	Dec. 31, 2025 aUDPerUSD	Dec. 31, 2025 hKDPerUSD	Dec. 31, 2025 cADPerUSD	Dec. 31, 2025 ¥ / $	Dec. 31, 2025 SFr / $	Dec. 31, 2024 gBPPerUSD	Dec. 31, 2024 eURPerUSD	Dec. 31, 2024 aUDPerUSD	Dec. 31, 2024 hKDPerUSD	Dec. 31, 2024 cADPerUSD	Dec. 31, 2024 ¥ / $	Dec. 31, 2024 SFr / $
Cross-currency interest rate swaps
Disclosure of detailed information about hedges [line items]
Average foreign exchange rate (per USD)	1.28	1.13	0.67	0.13	0	0.01	1.18	1.28	1.13	0.67	0	0.78	0.01	1.18
Fair value hedges | Interest rate swaps | Floating interest rate
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	4.84%	4.84%	4.84%	4.84%	4.84%	4.84%	4.84%	5.45%	5.45%	5.45%	5.45%	5.45%	5.45%	5.45%
Fair value hedges | Cross-currency interest rate swaps | Floating interest rate
Disclosure of detailed information about hedges [line items]
Average rate of hedging instrument	5.64%	5.64%	5.64%	5.64%	5.64%	5.64%	5.64%	6.34%	6.34%	6.34%	6.34%	6.34%	6.34%	6.34%